Business Combinations, Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Net Sales by Product and Geographic Segment (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenues		$ 15,577	$ 14,379	$ 12,669
Net sales, continuing and discontinued operations		15,833	14,733	13,159
Mexico [member]
Disclosure of geographical areas [line items]
Revenues		3,642	3,324	2,678
United States [member]
Disclosure of geographical areas [line items]
Revenues		5,034	4,355	3,993
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		982	940	739
France [member]
Disclosure of geographical areas [line items]
Revenues		781	863	754
Germany [member]
Disclosure of geographical areas [line items]
Revenues		439	429	452
Poland [member]
Disclosure of geographical areas [line items]
Revenues		415	399	370
Spain [member]
Disclosure of geographical areas [line items]
Revenues		346	334	303
Philippines [member]
Disclosure of geographical areas [line items]
Revenues	[1]	379	424	398
Israel [member]
Disclosure of geographical areas [line items]
Revenues		840	785	754
Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		706	613	573
Colombia [member]
Disclosure of geographical areas [line items]
Revenues	[2]	429	437	404
Panama [member]
Disclosure of geographical areas [line items]
Revenues	[2]	115	98	73
Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	[3]	294	273	244
Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		342	291	218
Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	[2]	393	444	390
Other Locations [member]
Disclosure of geographical areas [line items]
Revenues		440	370	326
Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		256	354	490
Operating segments [member] | Cement segment [member]
Disclosure of geographical areas [line items]
Revenues		8,014	7,320	6,436
Net sales, continuing and discontinued operations		8,127	7,476	6,603
Operating segments [member] | Cement segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		2,663	2,412	2,001
Operating segments [member] | Cement segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		2,017	1,731	1,599
Operating segments [member] | Cement segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		312	270	201
Operating segments [member] | Cement segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		220	210	210
Operating segments [member] | Cement segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		282	272	244
Operating segments [member] | Cement segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		281	256	233
Operating segments [member] | Cement segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		378	423	398
Operating segments [member] | Cement segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		504	423	400
Operating segments [member] | Cement segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		296	309	294
Operating segments [member] | Cement segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		119	103	67
Operating segments [member] | Cement segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		297	271	245
Operating segments [member] | Cement segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		285	240	185
Operating segments [member] | Cement segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		360	400	359
Operating segments [member] | Cement segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		113	156	167
Operating segments [member] | Concrete segment [member]
Disclosure of geographical areas [line items]
Revenues		6,374	5,732	5,230
Net sales, continuing and discontinued operations		6,392	5,755	5,320
Operating segments [member] | Concrete segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		925	733	628
Operating segments [member] | Concrete segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		2,871	2,479	2,255
Operating segments [member] | Concrete segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		329	311	274
Operating segments [member] | Concrete segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		622	682	647
Operating segments [member] | Concrete segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		186	204	202
Operating segments [member] | Concrete segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		160	154	142
Operating segments [member] | Concrete segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		99	93	83
Operating segments [member] | Concrete segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		718	657	623
Operating segments [member] | Concrete segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		260	232	220
Operating segments [member] | Concrete segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		137	130	119
Operating segments [member] | Concrete segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		27	16	14
Operating segments [member] | Concrete segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		4	5	5
Operating segments [member] | Concrete segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		20	16	15
Operating segments [member] | Concrete segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		16	20	3
Operating segments [member] | Concrete segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		18	23	90
Operating segments [member] | Aggregates segment [member]
Disclosure of geographical areas [line items]
Revenues		2,639	2,421	2,205
Net sales, continuing and discontinued operations		2,643	2,428	2,282
Operating segments [member] | Aggregates segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		261	208	172
Operating segments [member] | Aggregates segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		1,202	1,005	954
Operating segments [member] | Aggregates segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		371	377	314
Operating segments [member] | Aggregates segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		332	397	340
Operating segments [member] | Aggregates segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		81	65	69
Operating segments [member] | Aggregates segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		41	38	39
Operating segments [member] | Aggregates segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		34	31	24
Operating segments [member] | Aggregates segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		213	199	195
Operating segments [member] | Aggregates segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		48	47	42
Operating segments [member] | Aggregates segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		40	36	34
Operating segments [member] | Aggregates segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		7	5	4
Operating segments [member] | Aggregates segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		6	7	7
Operating segments [member] | Aggregates segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		0	0	5
Operating segments [member] | Aggregates segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		3	6	6
Operating segments [member] | Aggregates segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		4	7	77
Operating segments [member] | All other segments [member]
Disclosure of geographical areas [line items]
Revenues		3,060	1,855	1,038
Net sales, continuing and discontinued operations		3,234	2,029	1,239
Operating segments [member] | All other segments [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		14	14	14
Operating segments [member] | All other segments [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		12	13	13
Operating segments [member] | All other segments [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		27	53	53
Operating segments [member] | All other segments [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		0	0
Operating segments [member] | All other segments [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		71	69	69
Operating segments [member] | All other segments [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		1	1	1
Operating segments [member] | All other segments [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		0	0
Operating segments [member] | All other segments [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		0	1	1
Operating segments [member] | All other segments [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		21	27	27
Operating segments [member] | All other segments [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		26	21	21
Operating segments [member] | All other segments [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		19	21	21
Operating segments [member] | All other segments [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		2	1	1
Operating segments [member] | All other segments [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		5	6	6
Operating segments [member] | All other segments [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		10	8	8
Operating segments [member] | All other segments [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		1	1	1
Operating segments [member] | All other segments [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues		2,851	1,619	802
Operating segments [member] | All other segments [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		174	174	201
Operating segments [member] | Urbanization solutions [Member]
Disclosure of geographical areas [line items]
Revenues		2,086	1,877	1,483
Net sales, continuing and discontinued operations		2,089	1,880	1,486
Operating segments [member] | Urbanization solutions [Member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		843	810	590
Operating segments [member] | Urbanization solutions [Member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		697	558	468
Operating segments [member] | Urbanization solutions [Member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		206	200	176
Operating segments [member] | Urbanization solutions [Member] | France [member]
Disclosure of geographical areas [line items]
Revenues		15	6
Operating segments [member] | Urbanization solutions [Member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		32	30	31
Operating segments [member] | Urbanization solutions [Member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		4	6	6
Operating segments [member] | Urbanization solutions [Member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		25	23	18
Operating segments [member] | Urbanization solutions [Member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		4	4	2
Operating segments [member] | Urbanization solutions [Member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		97	89	81
Operating segments [member] | Urbanization solutions [Member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		18	14	11
Operating segments [member] | Urbanization solutions [Member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		62	58	44
Operating segments [member] | Urbanization solutions [Member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		13	7	4
Operating segments [member] | Urbanization solutions [Member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		2	4	2
Operating segments [member] | Urbanization solutions [Member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		46	44	31
Operating segments [member] | Urbanization solutions [Member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		22	24	19
Operating segments [member] | Urbanization solutions [Member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		3	3	3
Elimination of intersegment amounts [member]
Disclosure of geographical areas [line items]
Revenues		(6,596)	(4,826)	(3,723)
Net sales, continuing and discontinued operations		(6,652)	(4,835)	(3,771)
Elimination of intersegment amounts [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues		(1,064)	(853)	(727)
Elimination of intersegment amounts [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues		(1,765)	(1,431)	(1,296)
Elimination of intersegment amounts [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues		(263)	(271)	(279)
Elimination of intersegment amounts [member] | France [member]
Disclosure of geographical areas [line items]
Revenues		(188)	(222)	(233)
Elimination of intersegment amounts [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues		(151)	(149)	(129)
Elimination of intersegment amounts [member] | Poland [member]
Disclosure of geographical areas [line items]
Revenues		(73)	(72)	(62)
Elimination of intersegment amounts [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues		(93)	(69)	(55)
Elimination of intersegment amounts [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues		(3)	(4)	(3)
Elimination of intersegment amounts [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues		(209)	(187)	(172)
Elimination of intersegment amounts [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues		(150)	(124)	(121)
Elimination of intersegment amounts [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues		(125)	(117)	(108)
Elimination of intersegment amounts [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues		(53)	(34)	(17)
Elimination of intersegment amounts [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues		(20)	(20)	(21)
Elimination of intersegment amounts [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues		(19)	(17)	(26)
Elimination of intersegment amounts [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues		(9)	(7)	2
Elimination of intersegment amounts [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues		(2,411)	(1,249)	(476)
Elimination of intersegment amounts [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues		$ (56)	$ (9)	$ (48)

[1]	CEMEX’s operations in the Philippines are mainly conducted through CEMEX Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2022 and 2021, there is a non-controlling interest in CHP of 22.10% and 22.16%, respectively, of its ordinary shares (note 21.4).
[2]	CEMEX Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, trades its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Guatemala and Nicaragua, and until August 31, 2022, of the operations in Costa Rica and El Salvador. At year end 2022 and 2021, there is a non-controlling interest in CLH of 4.70% and 7.74%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 21.4).
[3]	The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2022 and 2021, there is a non-controlling interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).